Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2016-2

Class A-1 ..75000% Asset Backed Notes

Class A-2A 1.42% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.60% Asset Backed Notes

Class B 2.21% Asset Backed Notes

Class C 2.87% Asset Backed Notes

Class D 3.65% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2016-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 6, 2016. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	07/01/2018
Monthly Period Ending:	07/31/2018
Prev. Distribution/Close Date:	07/09/2018
Distribution Date:	08/08/2018
Days of Interest for Period:	30
Days in Collection Period:	31
Months Seasoned:	28

Purchases	Units	Start Date	Closing Date	Original Pool Balance
Initial Purchase	67,600	04/07/2016	04/14/2016	$1,305,762,931

Total	67,600			$1,305,762,931

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$517,028,232

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	14,379,113
{3} Collections on Receivables paid off during period				{3}	6,163,386
{4} Receivables becoming Liquidated Receivables during period				{4}	3,968,646
{5} Receivables becoming Purchased Receivables during period				{5}	78,132
{6} Other Receivables adjustments				{6}	7,042
{7} Less amounts allocable to Interest				{7}	(4,871,948)

{8} Total Monthly Principal Amounts					{8}	19,724,371

{9} End of period Aggregate Principal Balance					{9}	$497,303,861

{10} Pool Factor					{10}	38.0853101%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$214,000,000	$305,130,000	$150,000,000	$203,140,000	$94,670,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$108,471,827	$94,670,000

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	16,815,026	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$91,656,801	$94,670,000

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	45.1200162%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$117,500,000	$115,560,000	$30,680,000		$1,230,680,000
{19} Beginning of period Note Balance	{19}	$117,500,000	$115,560,000	$30,680,000		$466,881,827

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		16,815,026
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$117,500,000	$115,560,000	$30,680,000		$450,066,801

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		36.5705789%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$497,303,861
{27} 14.75% of Ending Aggregate Principal Balance							{27}	73,352,319
{28} Less Specified Reserve Balance							{28}	(26,115,259)
{29} Sum of {27} and {28}							{29}	47,237,060
{30} Required Pro Forma Note Balance {26} - {29}							{30}		450,066,801

{31} Beginning Note Balance							{31}	466,881,827
{32} Total Monthly Principal Amount							{32}	(19,724,371)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		447,157,456

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		2,909,345
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,528,815)							{35}		2,909,345
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$2,909,345

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$19,724,371
{38} Step-down Amount								{38}	(2,909,345)
{39} Principal Distributable Amount								{39}		$16,815,026

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.7500000%	30	Actual days/360	$0
{41}	Class A - 2A	$0	0	1.4200000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.7000000%	30	Actual days/360	0
{43}	Class A - 3	$108,471,827	0	1.6000000%	30	30/360	144,630
{44}	Class B	$94,670,000	0	2.2100000%	30	30/360	174,351
{45}	Class C	$117,500,000	0	2.8700000%	30	30/360	281,021
{46}	Class D	$115,560,000	0	3.6500000%	30	30/360	351,495
{47}	Class E	$30,680,000	0	0.0000000%	30	30/360	0

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	20,392,917
{49} Liquidation Proceeds collected during period								{49}	1,927,493
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	78,132
{51} Investment Earnings - Collection Account								{51}	21,889
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	40,020
{53} Collection of Supplemental Servicing - Extension Fees								{53}	149,582
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	166,321
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	134,713

{56} Total Available Funds								{56}		22,911,067

Distributions:
{57} Base Servicing Fee								{57}	969,428
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	166,321
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	134,713
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Asset Representations Reviewer Fee								{62}	0
{63} Owner Trustee Fee								{63}	208
{64} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{65}	0
{66} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{67}	144,630
{68} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{68}	0
{69} Class B Noteholders’ Interest Distributable Amount								{69}	174,351
{70} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{70}	0
{71} Class C Noteholders’ Interest Distributable Amount								{71}	281,021
{72} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{72}	0
{73} Class D Noteholders’ Interest Distributable Amount								{73}	351,495
{74} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{74}	0
{75} Class E Noteholders’ Interest Distributable Amount								{75}	0
{76} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{76}	0
{77} Noteholders’ Principal Distributable Amount								{77}	16,815,026
{78} To the Reserve Account, the Reserve Account Deposit								{78}	0
{79} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{79}	0
{80} Add’l fees (Trustee, ARR, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{80}	0
{81} To the Certificateholders, the aggregate amount remaining								{81}	3,873,449
{82} Total Distributions								{82}		$22,911,067

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{83}	Class A	$108,471,827	$497,303,861	$0	$21,495,342	$0
{84}	Class B	203,141,827	497,303,861	0	21,320,991	0
{85}	Class C	320,641,827	497,303,861	0	21,039,970	0
{86}	Class D	436,201,827	497,303,861	0	20,688,475	0
{87}	Class E	466,881,827	497,303,861	0	20,688,475	0
{88}	Total

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{89} Excess Available Funds						{89}	$3,873,449
	{90} Pro-Forma Note Balance (Calculated after Step-Down)						{90}	450,066,801
	{91} Required Pro Forma Note Balance						{91}	450,066,801
	{92} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{92}	0
	{93} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{93}		$0

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{94} Specified Reserve Balance								$26,115,259

	{95} Beginning of period Reserve Account balance						{95}		$26,115,259

	{96} The Reserve Account Deposit, from Collection Account						{96}	0
	{97} Investment Earnings						{97}	40,020
	{98} Investment Earnings - transferred to Collection Account Available Funds						{98}	(40,020)
	{99} Reserve Account Withdrawal Amount						{99}	0

	{100} End of period Reserve Account balance						{100}		$26,115,259

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{101} Aggregate Principal Balance						{101}	$497,303,861
	{102} End of Period Note Balance						{102}	450,066,801
	{103} Overcollateralization						{103}	47,237,060
	{104} Overcollateralization %						{104}		9.50%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{105} Original Number of Receivables						{105}	67,600
	{106} Beginning of period number of Receivables						{106}	0	33,106
	{107} Number of Receivables becoming Liquidated Receivables during period						{107}	9,239	294
	{108} Number of Receivables becoming Purchased Receivables during period						{108}	12	3
	{109} Number of Receivables paid off during period						{109}	26,142	602
	{110} End of period number of Receivables						{110}	32,207	32,207

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{111} Weighted Average APR of the Receivables					{111}	12.08%	11.76%	11.75%
	{112} Weighted Average Remaining Term of the Receivables					{112}	63.00	42.77	41.93
	{113} Weighted Average Original Term of Receivables					{113}	71.00	71.00	71.00
	{114} Average Receivable Balance					{114}	$19,316	$15,617	$15,441
	{115} Net Losses in Period					{115}	$0	$2,028,807	$2,041,153
	{116} Aggregate Realized Losses					{116}	$0	$79,795,003	$81,836,156
	{117} Aggregate Realized Loss Percentage					{117}		6.110%	6.267%
	{118} ABS Prepay Speed					{118}		1.2544	1.1647

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{119} 31-60 days					{119}	3,281	$54,369,983	10.52%
	{120} 61-90 days					{120}	818	12,074,801	2.34%
	{121} 91-120 days					{121}	255	3,140,942	0.61%
	{122} Total					{122}	4,354	$69,585,726	13.47%

	XIV. ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

								Dollars	Percentage
	{123} Receivables with Scheduled Payment delinquent 61 days or more						{123}	$15,215,743	2.94%

	{124} Compliance (Trigger Violation is a Delinquency Rate Greater Than 7.20% )						{124}		Yes

	XV. EXTENSIONS
	{125} Principal Balance of Receivables extended during current period					{125}		$22,765,290
	{126} Beginning of Period Aggregate Principal Balance					{126}		517,028,232
	{127} Extension Rate {125} divided by {126}					{127}			4.40%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	August 3, 2018

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